Income Taxes	12 Months Ended
Dec. 31, 2018
Income Taxes
Income Taxes

17) Income Taxes

(a) Components of Current and Deferred Tax Expense

All of the income from continuing operations before income taxes was taxable to Norway and UK for the years ended December 31, 2018, 2017 and 2016. The entities and activities taxable to Norway are subject to the Norwegian tonnage tax regime. Under the Norwegian tonnage tax regime, the tax is based on the tonnage of the vessel, and the operating income is tax free. The net financial income and expense remains taxable as ordinary income tax for entities subject to the tonnage tax regime. See Note 2(r)—Income Taxes. The activities taxable to UK relates to KNOT UK and is based on the operating income for the entity.

The significant components of current and deferred income tax expense attributable to income from continuing operations for the years ended December 31, 2018, 2017 and 2016 are as follows:

	Year Ended December 31,
(U.S. Dollars in thousands)	2018	2017	2016
Current tax benefit (expense)	$(18)	$(12)	$(14)
Deferred tax benefit (expense)	20	28	29
Income tax benefit (expense)	$2	$16	$15

(b) Taxation

Income taxes attributable to income from continuing operations was an income tax benefit (expense) of $2,  $16 and $15 for the years ended December 31, 2018, 2017 and 2016, respectively, and differed from the amounts computed by applying the Norwegian and the UK ordinary income tax rate of 23% and 20% in 2018, respectively, by applying the Norwegian and the UK ordinary income tax rate of 24% and 20% in 2017, respectively, and by applying the Norwegian and the UK ordinary income tax rate of 25% and 20% in 2016, respectively, to pretax net income as a result of the following:

	Year Ended December 31,
(U.S. Dollars in thousands)	2018	2017	2016
Income tax benefit (expense) at Norwegian tonnage tax regime	$20	$28	$29
Income tax benefit (expense) within UK	(18)	(12)	(14)
Income tax benefit (expense)	$2	$16	$15
Effective tax rate	0%	0%	0%

(c) Components of Deferred Tax Assets and Liabilities

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities as of December 31, 2018 and 2017 are presented below:

	As of December 31,
(U.S. Dollars in thousands)	2018	2017
Deferred tax assets:
Financial derivatives	$24	$(12)
Financial loss carry forwards for tonnage tax	16,946	15,697
Total deferred tax asset	16,970	15,685
Less valuation allowance	(16,970)	(15,685)
Net deferred tax asset	—	—
Deferred tax liabilities:
Entrance tax	453	624
Total deferred tax liabilities	453	624
	$453	$624

The net deferred tax liability is classified in the consolidated balance sheets as follows:

	As of December 31,
(U.S. Dollars in thousands)	2018	2017
Current deferred tax asset	$—	$—
Non-current deferred tax liabilities	453	624
Net deferred tax liabilities	$453	$624

Changes in the net deferred tax liabilities at December 31, 2018 and 2017 are presented below:

	As of December 31,
(U.S. Dollars in thousands)	2018	2017
Net deferred tax liabilities at January 1,	$624	$685
Aquisition of KNOT Shuttle Tankers 26 AS	—	99
Change in temporary differences	(142)	(198)
Translation differences	(29)	38
Net deferred tax liabilities at December 31,	$453	$624

The Partnership records a valuation allowance for deferred tax assets when it is more likely than not that some or all of the benefit from the deferred tax asset will not be realized. The valuation allowances were $17.0 million and $15.7 million as of December 31, 2018 and 2017, respectively. The valuation allowances relate to the financial loss carry forwards and other deferred tax assets for tonnage tax that, in the judgment of the Partnership, are more-likely-than not to be realized reflecting the Partnership’s cumulative loss position for tonnage tax. In assessing the realizability of deferred tax assets, the Partnership considers whether it is more-likely-than-not that some portion or all of the deferred tax assets will not be realized taking into account all the positive and negative evidence available. As of December 31, 2018, the Partnership determined that the deferred tax assets are likely to not be realized, and the booked value was, therefore, zero. There is no expiration date for losses carried forward.

After the reorganization of the Partnership’s predecessor’s activities into the new group structure in February 2013, all profit from continuing operations in Norway is taxable within the tonnage tax regime. The consequence of the reorganization is a one-time entrance tax into the Norwegian tonnage tax regime due to the Partnership’s acquisition of the shares in the subsidiary that owns the Fortaleza Knutsen and the Recife Knutsen . The total amount of the entrance tax was estimated to be approximately $3.0 million, which was recognized in the three months ended March 31, 2013. The entrance tax on this gain is payable over several years and is calculated by multiplying the Norwegian tax rate by the declining balance of the gain, which will decline by 20% each year. The Norwegian corporate tax rate was reduced from 24% in 2017 to 23% in 2018 and will be 22% effective as of January 1, 2019. The entrance tax had declined to approximately $2.7 million at December 31, 2013 due to translation effects and tax rate changes and at December 31, 2014 the entrance tax had declined to approximately $1.8 million due to paid entrance tax, change in tax rate and translation effects. At December 31, 2015 the entrance tax had declined to approximately $1.1 million due to paid entrance tax, change in tax rate and translation effects. At December 31, 2016 the entrance tax had declined to approximately $0.9 million due to paid entrance tax, change in tax rate and translation effects. At December 31, 2017 the entrance tax had declined to approximately $0.7 million due to paid entrance tax, change in tax rate and translation effects. At December 31, 2018 the entrance tax had declined to approximately $0.6 million due to paid entrance tax, change in tax rate and translation effects. The taxes payable, mainly related to the entrance tax, are calculated based on a tax rate of 23% for 2018 and 24% for 2017, and the deferred tax liabilities, also mainly related to the entrance tax, are calculated based on a tax rate of 22% and 23% effective as from January 1, 2019 and January 1, 2018, respectively. Income tax expense within the UK of $18,331 and $11,563 for 2018 and 2017, respectively, was calculated by multiplying the tax basis with the UK tax rate of 20%.

As of December 31, 2018, the total income taxes payable are estimated to be $0.1 million and consist of payable entrance tax and ordinary UK corporation tax. As of December 31, 2017, the total income taxes payable were estimated to be $0.2 million and consist of payable entrance tax and ordinary UK corporation tax.

As of December 31, 2018, approximately $0.1 million of the estimated entrance tax of $0.6 million is estimated to be payable in the first and second quarter of 2019 and is presented as income taxes payable, while $0.5 million is presented as non-current deferred taxes payable. As of December 31, 2017, approximately $0.2 million of the estimated entrance tax of $0.7 million was estimated to be payable in the first and second quarter of 2018 and was presented as income taxes payable, while $0.5 million was presented as non-current deferred taxes payable. Additionally, a tax liability of approximately $0.1 million was recorded as deferred taxes payable and relates to the acquisition of KNOT Shuttle Tankers 26 AS.

The tax loss carry forward from ordinary taxation and financial loss carry forwards for tonnage tax have no expiration dates.

The Partnership’s Norwegian income tax returns are subject to examination by Norwegian tax authorities going back ten years from 2014. The Partnership had no unrecognized tax benefits as December 31, 2018 and 2017. During the years ended December 31, 2018 and 2017, the Partnership did not incur any interest or penalties on its tax return.

On December 14, 2017, the Norwegian government concluded the negotiations with the EFTA Surveillance Authority regarding the Norwegian tonnage tax regime, which has been approved for another ten years, until 2027. Pursuant to the approval, Norway has introduced restrictions that eliminates the ability of companies that own vessels under certain bareboat charters to qualify for the Norwegian tonnage tax regime. Companies that no longer qualify for the Norwegian tonnage tax regime will instead be subject to Norwegian corporate income tax. However, there are no limitations on intra-group bareboat chartering, as well as bareboat charters where crewing services are carried out by a related party. In order to constitute a related party, a minimum of 25% ownership/control is required, according to the “associated enterprise” definition in the ATAD directive (Council Directive EU 2016/1164.) Due to the fact that KNOT has an ownership interest in the Partnership that exceeds 25% as well as an ownership interest of 100% in KNOT Management and KNOT Management Denmark AS which provide services to the Vessels owned by the Partnership which operate on bareboat charters, the Vessels operating on bareboat charters are effectively seen as time charter services to the customer. The services are provided to the charterer. If this related party situation is ended, other alternatives and possibly mitigating measures must be evaluated.